INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued reserves	$ 204	$ 210
Stock option expense	3,103	1,833
Net operating loss carryforward and credits	26,334	20,935
Marketable securities	(391)	2,426
Hedging transactions	(1,250)	2,564
Total deferred tax assets	28,000	27,968
Deferred tax liabilities:
Depreciation and amortization	7,919	7,447
Prepaid expenses and other	1,475	581
Investment basis and reserve differences	32,384	28,355
Foreign currency translation	6,163	7,667
Capitalized interest	2,328	2,355
Valuation allowance	402
Total deferred tax liabilities	50,671	46,405
Net deferred tax liability	$ 22,671	$ 18,437